INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Income tax expense at December 31 consists of the following (in thousands):

	2012	2011	2010

Currently payable-federal	$2,538	$2,344	$2,386
Currently payable-state	18	-	-
Deferred taxes	(578)	(965)	(728)

Total provision	$1,978	$1,379	$1,658

Schedule of Deferred Tax Assets and Liabilities

The components of the net deferred tax assets and liabilities at December 31 are as follows (in thousands):

	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,112	$2,827
Salary continuation plan	395	352
Mortgage servicing rights	26	26
Nonaccrual loans	661	468
Stock options and grants	42	26
Allowance for impairment of other real estate owned	243	247
Other real estate owned expense	105	89
Unrealized loss on nonmonetary exchange	45	43
Reorganization on investment securities	14	29
Total	4,643	4,107

Deferred tax liabilities:
Premises and equipment	604	604
Deferred loan origination fees, net	58	67
PA shares tax	44	34
Recapture of previous bad debt	-	91
Partnership investment	152	104
Unrealized gain on investment securities	974	874
Total	1,832	1,774

Net deferred tax assets	$2,811	$2,333

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the expected statutory income tax rate and the effective income tax rate follows

(in thousands):

	2012		2011		2010
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$2,921	34.0%	$2,283	34.0%	$2,318	34.0%
State tax, net of federal tax benefit	12	.1	-	-	-	-
Tax-exempt income	(536)	(6.2)	(499)	(7.4)	(444)	(6.5)
BOLI earnings	(148)	(1.7)	(147)	(2.2)	(144)	(2.1)
Nondeductible interest	20	.2	25	.4	37	.5
Partnership investment tax credit	(389)	(4.5)	(359)	(5.4)	(155)	(2.3)
Other, net	98	1.1	76	1.1	46	.7

Effective income tax and rate	$1,978	23.0%	$1,379	20.5%	$1,658	24.3%